NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
NET REVENUES
Schedule of net revenues

	For the Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Product revenues
Revenue from LiDAR products	346,068	685,333	1,122,237
Revenue from gas detection products	68,599	19,533	23,967
Other revenues	847	1,200	5,663
Service revenues
Engineering design, development and validation service	—	14,026	43,101
Extended warranties	—	676	7,702
Total	415,514	720,768	1,202,670

	For the Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue by geographic location
Mainland China	185,516	269,634	697,294
North America	201,194	352,981	358,549
Europe	16,589	67,912	86,153
Other regions	12,215	30,241	60,674
Net revenues	415,514	720,768	1,202,670

Schedule of movements of the accounts receivable and contract balances

	Accounts	Contract	Contract
	Receivable	assets	liabilities
	RMB	RMB	RMB
Opening Balance as of January 1, 2020	36,511	—	11,843
Increase(decrease), net	19,808	38,337	(2,486)
Opening Balance as of January 1, 2021	56,319	38,337	9,357
Increase, net	29,502	108,200	113,246
Ending Balance as of December 31, 2021	85,821	146,537	122,603
Increase(decrease), net	399,223	(133,937)	(82,225)
Ending Balance as of December 31, 2022	485,044	12,600	40,378